Deferred Revenue - Schedule of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current portion	$ 110,535	$ 43,750
Deferred revenue, non-current portion	76,979	32,656
Total deferred revenue	187,514	76,406
Product [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current portion	13,823	6,570
Deferred revenue, non-current portion	6,711	3,888
Subscription and services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current portion	96,712	37,180
Deferred revenue, non-current portion	$ 70,268	$ 28,768